U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

       1     Name and Address of Issuer:
             Principal Variable Contracts Fund, Inc.
             The Principal Financial Group
             Des Moines, IA  50392-0200

       2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
             ----------------
                    X
             ----------------

       3     Investment Company Act File Number:                    811-01944
             Securities Act File Number:                            02-35570

     4a   Last day of fiscal year for which this notice if filed:  December  31,
          1999

     4b   Check this box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
             ----------------
                   N/A
             ----------------
          Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4c   Check box if this is the last  time the  issuer  will be  filing  this
          Form.
             ----------------
                   N/A
             ----------------

       5     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the fiscal year in
               reliance on rule 24f-2:                                        $0

          (ii) Aggregate  price of shares  redeemed  or  repurchased  during the
               fiscal year:                                                    0

          (iii)Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
               the Commission:                                                 0

          (iv) Total available  redemption credits [Add items 5(ii) and 5(iii)]:
                                                                               0


          (v)  Net Sales - If Item 5(i) is  greater  than Item  5(iv)  [subtract
               Item 5(iv) from Item 5(i)]:                                     0

         -----------------------------------------------------------------------

          (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]"                                                        N/A

         -----------------------------------------------------------------------

          (vii)Multiplier  for  determining  registration  fee (See  Instruction
               c.9):                                                    0.000264

          (viii) Registration fee due [Multiply Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):                                       0.00
                                                               =================

       6     Prepaid Shares
             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:
             ____________.

     7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                            +                  0
                                                               -----------------

     8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                            0.00
                                                               =================

       9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             ----------------
                   N/A
             ----------------

             Method of Delivery:

             ----------------
                   N/A       Wire Transfer
             ----------------
             ----------------
                   N/A       Mail or other means
             ----------------


                                    Signature

             This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



             Principal Variable Contracts Fund, Inc.



             By              /s/A. S. Filean
                             ---------------------------------------
                             ---------------------------------------
                             A.S. Filean, Vice President
                             and Secretary


             Date:           13th day of March, 2000